Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
SMI 3Fourteen Full-Cycle Trend ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen Full-Cycle Trend ETF
Class Name	SMI 3Fourteen Full-Cycle Trend ETF
Trading Symbol	FCTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMI 3Fourteen Full-Cycle Trend ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.3fourteensmi.com/fcte. You can also contact us at (844) 328-3383.
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com/fcte
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen Full-Cycle Trend ETF	$43	0.85%¹
¹	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85% [1]
Net Assets	$ 425,548,947
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 1,819,685
Investment Company, Portfolio Turnover	177.22%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$425,548,947
Number of Holdings	20
Total Advisory Fee Paid	$1,819,685
Portfolio Turnover Rate	177.22%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Copart, Inc.	5.04%
Walmart, Inc.	5.03%
Snap-on, Inc.	5.03%
Autozone, Inc.	5.02%
Automatic Data Processing, Inc.	5.02%
O'Reilly Automotive, Inc.	5.01%
Brown & Brown, Inc.	5.01%
Paychex, Inc.	5.01%
Costco Wholesale Corp.	5.01%
Mastercard, Inc. Class A	5.01%

[1]	Annualized.